Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Financial Income And Expenses [Abstract]
Summary of Financial Income and Expenses
Financial income and expenses	Year ended
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Financial income
Interest income	202	2,626	1,442
Foreign exchange gain	101	2,272	4,983
Other financial income	425	324	119
TOTAL - Financial income	728	5,221	6,544
Financial expenses
Interest expenses	(10,955)	(11,289)	(11,643)
Interest expenses for leases	(21)	(148)	(134)
Foreign exchange losses	(127)	(1,657)	(13,508)
Other financial expenses	(14)	(17)	(11)
TOTAL - Financial expenses	(11,118)	(13,110)	(25,296)
FINANCIAL GAIN (LOSS)	(10,391)	(7,889)	(18,752)